Subsequent Events (Details) (USD $)	12 Months Ended		1 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended
	Oct. 31, 2012	Dec. 11, 2012	Dec. 31, 2012 JMJ Financial [Member]	Dec. 12, 2012 JMJ Financial [Member]	Dec. 31, 2012 Southridge Partners II, LP [Member]	Dec. 11, 2012 Southridge Partners II, LP [Member]	Oct. 31, 2012 Securities purchase agreement with Asher Enterprise [Member]	Dec. 31, 2012 Michael D. Francis [Member]	Dec. 06, 2012 Michael D. Francis [Member]	Dec. 12, 2012 Ben Hanafin [Member]	Dec. 12, 2012 Robert Machinist [Member]	Dec. 12, 2012 Philip Tierno [Member]	Dec. 26, 2012 Ray Dunning [Member]	Dec. 26, 2012 Ken Munson [Member]	Dec. 26, 2012 Daniel Medina [Member]
Subsequent Events (Textual)
Issuance of common shares for compensation for their services to potential customer													692,308	538,462
Issuance of common shares for marketing services															145,678
Per share value of stock issued for services													$ 0.08	$ 0.08	$ 0.07
Unregistered common stock granted in period to related parties										342,466	513,698	219,178
Description of value of common stock issued in subsequent event										The shares were valued and issued based on the preceding ten (10) day average of the prevailing quotation prices for the Company's stock.	The shares were valued and issued based on the preceding ten (10) day average of the prevailing quotation prices for the Company's stock.	The shares were valued and issued based on the preceding ten (10) day average of the prevailing quotation prices for the Company's stock.	The shares were valued and issued $.08 per share based on the preceding ten (10) day average of the prevailing quotation prices for the Company's stock.	The shares were valued and issued $.08 per share based on the preceding ten (10) day average of the prevailing quotation prices for the Company's stock.	The shares were valued and issued $.07 per share based on the preceding ten (10) day average of the prevailing quotation prices for the Company's stock.
Gross proceed from unsecured convertible promissory note			$ 250,000		$ 50,000		$ 53,000	$ 409,252
Interest rate on promissory note							8.00%
Description of conversion of principal balance of note							The principal balance of the Note is convertible into common stock, $0.00001 par value, of the Company, at the election of the Holder, beginning 180 days after the issuance of the Note.
Conversion price of note, Description							The conversion price of the Note shall be equal to 58% multiplied by the market price.
Maturity date of unsecured convertible promissory note			Dec. 12, 2013		May 31, 2013		Aug. 02, 2013	May 06, 2014
Loan payable to related party				60,000					245,000
Interest rate, description			The JMJ Note is interest free if repaid within 90 days and if not paid within 90 days it bears interest at 10%.
Description of conversion price			The principal and any accrued interest are convertible into the Company's common stock at the lower of $.09 per share of 70% of the lowest trade price in the 25 days prior to conversion.		The Southridge Note is convertible into common stock at a 50% discount to the lowest closing bid price of the common stock for the five days prior to conversion.			Mr. Francis has the right to convert the principal and interest into the Company's common stock at $.055 per share which is equal to 75% of the closing price of the Company's common stock or the 10 preceding days prior to December 6, 2012.
Maximum limit of equity line agreement with Southridge Partners II, LP		$ 10,000,000				$ 10,000,000
Interest rate on unsecured convertible promissory note			10.00%					18.00%
Period over which common shares to sell under equity purchase agreement with Southridge Partners II, LP	36 months					36 months
Default interest rate on convertible promissory note							22.00%